As filed with the Securities and Exchange Commission on October 19, 2001
                                             Securities Act File No. 333-48929
                                     Investment Company Act File No.  811-5576
===============================================================================
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549
                               -----------------
                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                               -----------------
                        Pre-Effective Amendment No.                    [ ]
                        Post-Effective Amendment No. 1                 [X]
                       (Check appropriate box or boxes)
                               -----------------
                  Merrill Lynch Global Technology Fund, Inc.
            (Exact Name of Registrant as Specified in its Charter)
                               -----------------
                                (609) 282-2800
                       (Area Code and Telephone Number)
                               -----------------
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)
                               -----------------
                                Terry K. Glenn
                  Merrill Lynch Global Technology Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                               -----------------
                                  Copies to:
          Frank P. Bruno, Esq.                   Philip L. Kirstein, Esq.
    SIDLEY AUSTIN BROWN & WOOD LLP                MERRILL LYNCH INVESTMENT
           875 Third Avenue                            MANAGERS, L.P.
        New York, New York 10022                  800 Scudders Mill Road
                                                Plainsboro, New Jersey 08536
                                                           -----------------

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     Title of Securities Being Registered: Common Stock, Par Value $.10 per
share.
     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.
                               -----------------

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-48929) (the "Registration Statement") consists of the following:

(1)  Facing Sheet of this Registration Statement.

(2)  Part C of this Registration Statement (including signature page).

     Parts A and B are incorporated herein by reference from the Registration Statement filed on May 4, 2001 and Pre-Effective Amendment No. 1 to this Registration Statement filed on June 28, 2001.

     This Post-Effective Amendment No. 1 is being filed solely to file as Exhibit No. 12 to this Registration Statement the Tax Opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to Article VI of Registrant's Articles of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither "interested persons," as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him or her in connection with proceedings to which he or she is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his or her undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

    1(a)  --  Articles of Incorporation of the Registrant, dated March 24,
              1998.(a)
    1(b)  --  Articles of Amendment to Articles of Incorporation of the
              Registrant, dated May 6, 1998.(b)
    2     --  Amended and Restated By-Laws of the Registrant.(b)
    3     --  Not applicable.
    4     --  Form of Agreement and Plan of Reorganization between the
              Registrant, Merrill Lynch Internet Strategies Fund, Inc. and
              Master Internet Strategies Trust.(c)
    5     --  Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of
              Incorporation, as amended, and the By-Laws of the Registrant defining rights of shareholders.(d)
    6(a)  --  Form of Amended and Restated Management Agreement between the
              Registrant and Merrill Lynch Investment Managers, L.P.
              (the "Manager").(i)
    6(b)  --  Sub-Advisory Agreement between the Manager and Merrill Lynch
              Asset Management U.K. Limited.(b)
    7     --  Form of Distribution Agreement between the Registrant and FAM
              Distributors, Inc. (the "Distributor").(e)
    8     --  None.
    9(a)  --  Form of Custody Agreement between the Registrant and Brown
              Brothers Harriman & Co.(b)
    9(b)  --  Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(f)
    10(a) --  Form of Amended and Restated Class B Distribution Plan of the
              Registrant.(j)
    10(b) --  Form of Amended and Restated Class C Distribution Plan of the
              Registrant.(j)
    10(c) --  Form of Amended and Restated Class D Distribution Plan of the
              Registrant.(j)
    10(d) --  Merrill Lynch Select Pricing(SM) System Plan pursuant to Rule
              l8f-3.(g)
    11    --  Opinion and Consent of Sidley Austin Brown & Wood LLP, counsel for the Registrant.
    12    --  Tax opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant.
    13    --  Not applicable.
    14(a) --  Consent of Deloitte & Touche LLP, independent auditors for the
              Registrant.
    14(b) --  Consent of Deloitte & Touche LLP, independent auditors for
              Merrill Lynch Internet Strategies Fund, Inc.
    15    --  Not applicable.
    16    --  Power of Attorney.(h)
    17(a) --  Prospectus dated June 25, 2001, and Statement of Additional
              Information dated June 25, 2001 of the Registrant.
    17(b) --  Prospectus dated June 1, 2001, and Statement of Additional
              Information dated June 1, 2001 of Merrill Lynch Internet
              Strategies Fund, Inc.
    17(c) --  Annual Report to Stockholders of the Registrant.
    17(d) --  Annual Report to Stockholders of Merrill Lynch Internet
              Strategies Fund, Inc.
    17(e) --  Form of Proxy.
---------------
(a) Filed on March 31, 1998 as an Exhibit to the Registrant's Registration Statement on Form N-1A (File No. 333-48929) under the Securities Act of 1933 (the "Registration Statement").
(b) Filed on May 20, 1998 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(c) Included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement.
(d) Reference is made to Articles IV, V (Sections 3, 5, 6 and 7), VI, VII and IX of the Registrant's Articles of Incorporation as supplemented, filed as Exhibits 1(a) and 1(b) to the Registration Statement and to Articles II, III (Sections 1, 3, 5 and 6), VI, VII, XIII, and XIV of the Registrant's Amended and Restated By-Laws, filed as Exhibit 2 to the Registration Statement.
(e) Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(f) Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.

(g) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.
(h)  Powers of Attorney for Messrs. Glenn, Burke, Ryan, Suddarth, West,
     Zinbarg and Ms. Montgomery are included on the signature page of the Registrant's Registration Statement on Form N-14 (File No. 333-48929) filed on May 4, 2001, and incorporated herein by reference. Powers of Attorney for Messrs. Forbes and Reilly are included in the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-48929) filed on June 28, 2001, and incorporated herein by reference.
(i) Filed on May 27, 1999 as Exhibit 4(a) to Post-Effective Amendment No. 1 to the Registration Statement.
(j) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.


Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 19th day of October, 2001.

                                    MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.


                                    By:           /s/ Donald C. Burke
                                        --------------------------------------
                                                      Donald C. Burke
                                               Vice President and Treasurer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



          Signatures                                         Title                               Date
          ----------                                         -----                               ----

      /s/ TERRY K. GLENN                      President and Director
-----------------------------------------     (Principal Executive Officer)
       (Terry K. Glenn)


     /s/ DONALD C. BURKE                      Vice President and Treasurer
-----------------------------------------     (Principal Financial
      (Donald C. Burke)                       and Accounting Officer)


     /s/ RONALD W. FORBES                     Director
-----------------------------------------
      (Ronald W. Forbes)


  /s/ CYNTHIA A. MONTGOMERY                   Director
-----------------------------------------
   (Cynthia A. Montgomery)


    /s/ CHARLES C. REILLY                     Director
-----------------------------------------
     (Charles C. Reilly)


      /s/ KEVIN A. RYAN                       Director
-----------------------------------------
       (Kevin A. Ryan)


    /s/ ROSCOE S. SUDDARTH                    Director
-----------------------------------------
     (Roscoe S. Suddarth)

     /s/ RICHARD R. WEST                      Director
-----------------------------------------
      (Richard R. West)

    /s/ EDWARD D. ZINBARG                     Director
-----------------------------------------
     (Edward D. Zinbarg)

*By       /s/ Donald C. Burke                                                            October 19, 2001
-----------------------------------------
     (Donald C. Burke, Attorney-in-Fact)


                                 EXHIBIT INDEX



Exhibit
Number                                           Description
-------                                          -----------

12   --- Tax opinion of Sidley Austin Brown & Wood LLP, tax counsel for the
         Registrant.

                                                                    Exhibit 12

                        SIDLEY AUSTIN BROWN & WOOD LLP


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      DALLAS                TELEPHONE 212 906 2000             HONG KONG
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   LOS ANGELES                   www.sidley.com                  LONDON
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WRITER'S DIRECT NUMBER                                WRITER'S E-MAIL ADDRESS
                                                             @sidley.com




                               October 15, 2001


Merrill Lynch Global Technology Fund, Inc.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Merrill Lynch Internet Strategies Fund, Inc.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

         Re:  Reorganization of Merrill Lynch Global
              Technology Fund, Inc., Merrill Lynch Internet
              Strategies Fund, Inc., and Master Internet
              Strategies Trust
              -------------------------------------------------------

Ladies and Gentlemen:

     You have requested our opinion as to certain Federal income tax consequences of the acquisition by Merrill Lynch Global Technology Fund, Inc. ("Global Technology") of substantially all of the assets of, and the assumption by Global Technology of substantially all of the liabilities of, Merrill Lynch Internet Strategies Fund, Inc. ("Internet Strategies"), and the simultaneous distribution of newly-issued shares of stock, par value $.10 per share, of Global Technology (the "Reorganization"), to the stockholders of Internet Strategies. After the Reorganization, Internet Strategies will dissolve in accordance with the laws of the State of Maryland and will terminate its registration under the Investment Company Act of 1940, as amended.

     This opinion letter is furnished pursuant to (i) the section entitled "The Reorganization--Terms of the Agreement and Plan--Required Approvals" in the Joint Proxy Statement and Prospectus, effective June 28, 2001 and (ii) sections 9(g) and 10(i) of the Agreement and Plan of Reorganization, dated as of June 27, 2001, by and between Global Technology, Internet Strategies, and Master Internet Strategies Trust (the "Plan") as a condition of closing. All terms used herein, unless otherwise defined, are used as defined in the Plan.

     In rendering our opinion, we have reviewed and relied upon (a) the Plan,
(b) the Registration Statement on Form N-14 and pre-effective amendment No. 1 thereto (File No. 333-

48929) (the "N-14 Registration Statement"), under the Securities Act of 1933, as amended (the "1933 Act"), and (c) certain representations concerning the Reorganization made by Global Technology and Internet Strategies, dated October 15, 2001 (the "Representations").

     Based upon current law, including cases and administrative interpretations thereof and on the reviewed materials listed above, it is our opinion that:

1. The acquisition by Global Technology of all of the assets of Internet Strategies, as described in the Plan, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and Global Technology and Internet Strategies will each be a "party" to a reorganization within the meaning of section 368(b) of the Code.

2. In accordance with section 361(a) of the Code, Internet Strategies will recognize no gain or loss either on the transfer of substantially all of its assets to Global Technology in exchange solely for shares of Global Technology stock or on the simultaneous distribution of shares of Global Technology stock to its stockholders.

3. Under section 1032 of the Code, Global Technology will recognize no gain or loss as a result of the Reorganization.

4. In accordance with section 354(a)(1) of the Code, stockholders of Internet Strategies will recognize no gain or loss on the exchange of their respective shares for shares of Global Technology stock.

5. The basis of the assets of Internet Strategies received by Global Technology will be the same as the basis of such assets to Internet Strategies immediately before the Reorganization under section 362(b) of the Code.

6. Under section 358 of the Code, the basis of Global Technology stock received by stockholders of Internet Strategies will be the same as the basis of their respective shares exchanged pursuant to the Reorganization.

7. Under section 1223 of the Code, the holding period of Global Technology stock received in the Reorganization will include the holding period of the respective Internet Strategies stock exchanged, provided that such shares were held as a capital asset on the date of the Reorganization.

8. The holding period of the assets acquired by Global Technology from Internet Strategies will include the period during which such assets were held by Internet Strategies under section 1223 of the Code.

9. Pursuant to section 381(a) of the Code and section 1.381(a)-1 of the Income Tax Regulations, Global Technology will succeed to and take into account the items of Internet Strategies described in section 381(c) of the Code, subject to the provisions and limitations specified in sections 381, 382, 383 and 384 of the Code and the regulations thereunder. Under section 381(b) of the Code, the tax year of Internet Strategies will end on the date of the Reorganization.

     Our opinion represents our best legal judgment as to the proper Federal income tax treatment of the Reorganization, based on the facts contained in the Plan, the N-14 Registration Statement and the Representations. Our opinion assumes the accuracy of the facts as described in the Plan, the N-14 Registration Statement and the Representations and could be affected if any of the facts as so described are inaccurate.

     We are furnishing this opinion letter to the addressees hereof, solely for the benefit of such addressees in connection with the Reorganization. This opinion letter is not to be used, circulated, quoted or otherwise referred to for any other purpose.

                                            Very truly yours,

                                           /s/ Sidley Austin Brown & Wood LLP